Property and equipment, net - Summary of Depreciation Expense Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,018	$ 6,917	$ 7,981
Technology and product development
Property, Plant and Equipment [Line Items]
Depreciation expense	2,591	2,913	4,351
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation expense	2,359	2,695	3,377
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,068	$ 1,309	$ 253